UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust                                                                                     as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 137.4% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
	Alliant Techsystems, Inc.
$596,625	Term Loan, 5.78%, Maturing March 31, 2009	$599,608
	Delta Air Lines, Inc.
2,075,000	Term Loan, 13.51%, Maturing March 16, 2008	2,143,734
	Dresser Rand Group, Inc.
1,840,457	Term Loan, 6.39%, Maturing October 29, 2011	1,873,241
	Hexcel Corp.
1,735,778	Term Loan, 6.30%, Maturing March 1, 2012	1,754,581
	IAP Worldwide Services, Inc.
975,000	Term Loan, 7.63%, Maturing December 30, 2012	986,578
	K&F Industries, Inc.
1,635,814	Term Loan, 6.87%, Maturing November 18, 2012	1,656,262
	Mid-Western Aircraft Systems, Inc.
1,920,350	Term Loan, 6.85%, Maturing December 31, 2011	1,948,556
	Standard Aero Holdings, Inc.
1,464,538	Term Loan, 6.89%, Maturing August 24, 2012	1,456,300
	Transdigm, Inc.
1,969,937	Term Loan, 6.58%, Maturing July 22, 2010	1,997,331
	Vought Aircraft Industries, Inc.
2,164,435	Term Loan, 7.07%, Maturing December 22, 2011	2,187,703
	Wam Aquisition, S.A.
695,118	Term Loan, 7.28%, Maturing April 8, 2013	702,017
695,118	Term Loan, 7.78%, Maturing April 8, 2014	704,936
	Wyle Laboratories, Inc.
277,900	Term Loan, 7.02%, Maturing January 28, 2011	282,329
		$18,293,176
Air Transport — 0.5%
	United Airlines, Inc.
825,000	DIP Loan, 0.00%, Maturing March 31, 2006 (2)	827,578
1,978,812	Term Loan, 8.62%, Maturing December 31, 2006	1,994,890
		$2,822,468
Automotive — 7.0%
	Accuride Corp.
2,755,442	Term Loan, 6.55%, Maturing January 31, 2012	2,792,296
	AE Europe Group, LLC
997,500	Term Loan, 7.51%, Maturing October 11, 2011	1,009,345
	Affina Group, Inc.
1,440,285	Term Loan, 7.67%, Maturing November 30, 2011	1,432,363
	Axletech International Holding, Inc.
1,750,000	Term Loan, 10.95%, Maturing April 21, 2013	1,762,395

	Collins & Aikman Products Co.
$695,155	Term Loan, 11.00%, Maturing August 31, 2011	$673,059
	CSA Acquisition Corp.
608,634	Term Loan, 6.56%, Maturing December 23, 2011	611,221
979,107	Term Loan, 6.56%, Maturing December 23, 2011	983,268
	Dayco Products, LLC
2,846,333	Term Loan, 7.30%, Maturing June 23, 2011	2,880,133
	Exide Technologies, Inc.
612,574	Term Loan, 9.38%, Maturing May 5, 2010	616,786
611,943	Term Loan, 9.39%, Maturing May 5, 2010	616,151
	Federal-Mogul Corp.
7,434,538	Revolving Loan, 6.09%, Maturing December 9, 2006 (2)	6,939,680
2,559,019	Term Loan, 6.81%, Maturing December 9, 2006	2,385,486
	Goodyear Tire & Rubber Co.
880,000	Term Loan, 5.94%, Maturing April 30, 2010	888,486
2,950,000	Term Loan, 7.06%, Maturing April 30, 2010	2,983,494
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	1,004,500
	HLI Operating Co., Inc.
1,825,749	Term Loan, 7.65%, Maturing June 3, 2009	1,825,097
	Key Automotive Group
1,345,145	Term Loan, 7.39%, Maturing June 29, 2010	1,345,145
	Keystone Automotive Operations, Inc.
1,625,000	Term Loan, 7.06%, Maturing October 30, 2010	1,632,109
	R.J. Tower Corp.
1,725,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,761,965
	Tenneco Automotive, Inc.
1,994,254	Term Loan, 6.63%, Maturing December 12, 2009	2,027,159
1,656,896	Term Loan, 6.64%, Maturing December 12, 2010	1,684,235
	TI Automotive, Ltd.
1,197,280	Term Loan, 7.94%, Maturing June 30, 2011	1,180,818
	TRW Automotive, Inc.
4,551,889	Term Loan, 6.25%, Maturing June 30, 2012	4,559,791
	Visteon Corp.
500,000	Term Loan, 9.18%, Maturing June 20, 2007	504,937
		$44,099,919
Beverage and Tobacco — 2.0%
	Alliance One International, Inc.
774,150	Term Loan, 8.03%, Maturing May 13, 2010	777,053
	Constellation Brands, Inc.
4,516,628	Term Loan, 5.90%, Maturing November 30, 2011	4,575,064
	Culligan International Co.
1,163,250	Term Loan, 6.97%, Maturing September 30, 2011	1,179,487
	National Dairy Holdings, L.P.
794,000	Term Loan, 6.57%, Maturing March 15, 2012	798,466
	National Distribution Company
785,000	Term Loan, 11.06%, Maturing June 22, 2010	786,962

	Southern Wine & Spirits of America, Inc.
$3,770,928	Term Loan, 6.03%, Maturing June 1, 2012	$3,808,049
	Sunny Delight Beverages Co.
395,294	Term Loan, 8.46%, Maturing August 20, 2010	392,329
		$12,317,410
Building and Development — 11.7%
	AP-Newkirk Holdings, LLC
1,950,000	Term Loan, 6.99%, Maturing December 21, 2007	1,967,062
	Biomed Realty, L.P.
3,055,000	Term Loan, 6.64%, Maturing May 31, 2010	3,062,637
	DMB / CH II LLC
385,000	Term Loan, 7.06%, Maturing September 9, 2009	385,962
	Epco / Fantome, LLC
1,525,000	Term Loan, 7.57%, Maturing November 23, 2010	1,526,906
	Formica Corp.
363,392	Term Loan, 9.50%, Maturing June 10, 2010	365,209
293,233	Term Loan, 9.50%, Maturing June 10, 2010	294,699
710,576	Term Loan, 9.51%, Maturing June 10, 2010	714,129
1,019,303	Term Loan, 9.51%, Maturing June 10, 2010	1,024,399
	FT-FIN Acquisition, LLC
1,229,345	Term Loan, 8.94%, Maturing November 17, 2007	1,232,418
	Gables GP, Inc.
1,653,803	Term Loan, 6.16%, Maturing September 30, 2006	1,664,483
	General Growth Properties, Inc.
8,630,435	Term Loan, 6.57%, Maturing November 12, 2008	8,656,145
	Hovstone Holdings, LLC
1,230,000	Term Loan, 6.78%, Maturing February 28, 2009	1,233,075
	Kyle Acquisition Group, LLC
730,712	Term Loan, 6.50%, Maturing July 20, 2010	735,736
	Landsource Communities, LLC
6,011,000	Term Loan, 7.00%, Maturing March 31, 2010	6,074,867
	LNR Property Corp.
2,772,669	Term Loan, 7.28%, Maturing February 3, 2008	2,796,498
1,399,850	Term Loan, 7.42%, Maturing February 3, 2008	1,408,599
	LNR Property Holdings
935,000	Term Loan, 8.77%, Maturing March 3, 2008	944,350
	MAAX Corp.
713,489	Term Loan, 7.51%, Maturing June 4, 2011	692,084
	Mueller Group, Inc.
3,541,125	Term Loan, 6.75%, Maturing October 3, 2012	3,587,602
	NCI Building Systems, Inc.
741,125	Term Loan, 5.85%, Maturing June 18, 2010	745,989
	Newkirk Master, L.P.
4,003,078	Term Loan, 6.14%, Maturing August 11, 2008	4,038,105
	Nortek, Inc.
2,760,038	Term Loan, 6.95%, Maturing August 27, 2011	2,785,052

	Panolam Industries Holdings, Inc.
$648,375	Term Loan, 7.28%, Maturing September 30, 2012	$658,101
	Ply Gem Industries, Inc.
699,129	Term Loan, 6.64%, Maturing February 12, 2011	704,373
1,099,083	Term Loan, 7.19%, Maturing February 12, 2011	1,107,326
189,975	Term Loan, 7.19%, Maturing February 12, 2011	191,400
	Shea Capital I, LLC
625,000	Term Loan, 6.26%, Maturing October 27, 2011	626,562
	South Edge, LLC
787,500	Term Loan, 6.57%, Maturing October 31, 2009	793,078
	St. Marys Cement, Inc.
5,870,151	Term Loan, 6.53%, Maturing December 4, 2010	5,958,203
	Stile Acquisition Corp.
2,143,221	Term Loan, 6.63%, Maturing April 6, 2013	2,093,436
	Stile U.S. Acquisition Corp.
2,146,872	Term Loan, 6.63%, Maturing April 6, 2013	2,097,003
	Sugarloaf Mills, L.P.
1,500,000	Term Loan, 6.26%, Maturing April 7, 2007	1,507,500
	TE / Tousa Senior, LLC
1,575,000	Term Loan, 7.19%, Maturing July 29, 2008	1,588,781
	The Woodlands Community Property Co.
1,022,000	Term Loan, 6.78%, Maturing November 30, 2007	1,029,665
1,319,000	Term Loan, 8.78%, Maturing November 30, 2007	1,338,785
	Tousa/Kolter, LLC
2,070,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	2,080,350
	Tru 2005 Re Holding Co.
4,100,000	Term Loan, 7.39%, Maturing December 9, 2008	4,083,772
	Trustreet Properties, Inc.
1,465,000	Term Loan, 6.39%, Maturing April 8, 2010	1,479,650
		$73,273,991
Business Equipment and Services — 5.9%
	Acco Brands Corp.
1,634,313	Term Loan, 6.25%, Maturing August 17, 2012	1,655,967
	Affinion Group, Inc.
2,246,512	Term Loan, 7.10%, Maturing October 17, 2012	2,235,279
	Allied Security Holdings, LLC
1,628,285	Term Loan, 8.28%, Maturing June 30, 2010	1,648,639
	Baker & Taylor, Inc.
2,200,000	Term Loan, 11.00%, Maturing May 6, 2011	2,227,500
	Buhrmann US, Inc.
3,131,327	Term Loan, 6.20%, Maturing December 31, 2010	3,179,603
	DynCorp International, LLC
1,220,775	Term Loan, 7.13%, Maturing February 11, 2011	1,233,492
	Global Imaging Systems, Inc.
483,894	Term Loan, 5.99%, Maturing May 10, 2010	487,523

	Info USA, Inc.
$738,636	Term Loan, 9.00%, Maturing March 25, 2009	$740,483
485,777	Term Loan, 9.25%, Maturing June 4, 2010	486,992
	Iron Mountain, Inc.
2,303,900	Term Loan, 6.19%, Maturing April 2, 2011	2,325,140
	Language Line, Inc.
2,496,758	Term Loan, 8.88%, Maturing June 11, 2011	2,513,923
	Mitchell International, Inc.
739,942	Term Loan, 6.53%, Maturing August 15, 2011	751,041
	N.E.W. Holdings I, LLC
895,228	Term Loan, 7.77%, Maturing July 1, 2011	906,418
	Protection One, Inc.
921,259	Term Loan, 7.44%, Maturing April 18, 2011	931,047
	SGS International, Inc.
700,000	Term Loan, 7.17%, Maturing December 30, 2011	708,750
	Sungard Data Systems, Inc.
13,034,500	Term Loan, 6.81%, Maturing February 11, 2013	13,183,849
	Transaction Network Services, Inc.
783,819	Term Loan, 6.48%, Maturing May 4, 2012	785,779
	Western Inventory Services
525,000	Term Loan, 11.28%, Maturing October 14, 2011	528,937
	Williams Scotsman, Inc.
750,000	Term Loan, 6.91%, Maturing June 28, 2010	760,156
		$37,290,518
Cable and Satellite Television — 8.1%
	Adelphia Communications Corp.
3,382,074	DIP Loan, 6.31%, Maturing March 31, 2006	3,398,985
	Atlantic Broadband Finance, LLC
4,294,434	Term Loan, 7.20%, Maturing September 1, 2011	4,370,931
	Bragg Communications, Inc.
1,036,875	Term Loan, 6.46%, Maturing August 31, 2011	1,047,892
	Bresnan Communications, LLC
2,000,000	Term Loan, 8.05%, Maturing March 31, 2010	2,022,500
	Canadian Cable Acquisition
1,477,500	Term Loan, 7.53%, Maturing July 30, 2011	1,498,739
	Cebridge Connections, Inc.
1,483,575	Term Loan, 7.49%, Maturing February 23, 2009	1,492,847
1,572,000	Term Loan, 10.43%, Maturing February 23, 2010	1,630,950
	Charter Communications Operating, LLC
12,149,645	Term Loan, 7.92%, Maturing April 27, 2011	12,248,361
	Insight Midwest Holdings, LLC
7,090,226	Term Loan, 6.56%, Maturing December 31, 2009	7,196,579
	MCC Iowa, LLC
5,910,338	Term Loan, 6.45%, Maturing February 3, 2014	5,996,682
	Mediacom Illinois, LLC
2,791,800	Term Loan, 6.64%, Maturing March 31, 2013	2,833,895

	NTL, Inc.
$2,300,000	Term Loan, 7.44%, Maturing April 13, 2012	$2,312,937
	UGS Corp.
2,434,989	Term Loan, 6.55%, Maturing March 31, 2012	2,468,470
	UPC Broadband Holdings B.V.
2,390,000	Term Loan, 7.28%, Maturing September 30, 2012	2,419,234
		$50,939,002
Chemicals and Plastics — 7.4%
	Basell Af S.A.R.L.
312,500	Term Loan, 6.91%, Maturing August 1, 2013	317,676
62,500	Term Loan, 6.91%, Maturing August 1, 2013	63,443
312,500	Term Loan, 7.67%, Maturing August 1, 2014	317,676
62,500	Term Loan, 7.67%, Maturing August 1, 2014	63,488
	Brenntag Holding GmbH and Co. KG
373,091	Term Loan, 6.92%, Maturing December 23, 2013	379,154
1,526,909	Term Loan, 6.92%, Maturing December 23, 2013	1,551,340
	Celanese Holdings, LLC
4,290,222	Term Loan, 6.53%, Maturing April 6, 2011	4,341,169
	Gentek, Inc.
555,561	Term Loan, 7.09%, Maturing February 25, 2011	560,908
800,000	Term Loan, 10.35%, Maturing February 25, 2012	798,500
	Hercules, Inc.
869,513	Term Loan, 6.31%, Maturing October 8, 2010	880,925
	Hexion Specialty Chemicals, Inc.
170,000	Term Loan, 4.29%, Maturing May 31, 2012	172,709
972,414	Term Loan, 7.06%, Maturing May 31, 2012	987,912
704,162	Term Loan, 7.13%, Maturing May 31, 2012	715,384
	Huntsman, LLC
5,777,409	Term Loan, 6.23%, Maturing August 16, 2012	5,815,327
	Innophos, Inc.
936,508	Term Loan, 6.80%, Maturing August 13, 2010	949,775
	Invista B.V.
2,651,462	Term Loan, 6.38%, Maturing April 29, 2011	2,683,499
1,347,822	Term Loan, 6.38%, Maturing April 29, 2011	1,364,108
	ISP Chemco, Inc.
1,473,750	Term Loan, 6.47%, Maturing March 27, 2011	1,492,172
	Kraton Polymer, LLC
3,283,285	Term Loan, 7.02%, Maturing December 23, 2010	3,332,534
	Mosaic Co.
1,429,200	Term Loan, 6.18%, Maturing February 21, 2012	1,444,743
	Nalco Co.
6,594,684	Term Loan, 6.56%, Maturing November 4, 2010	6,686,601
	PQ Corp.
1,267,303	Term Loan, 6.56%, Maturing February 11, 2012	1,283,936
	Professional Paint, Inc.
914,062	Term Loan, 7.29%, Maturing September 30, 2011	920,918

	Rockwood Specialties Group, Inc.
$4,405,500	Term Loan, 6.67%, Maturing December 10, 2012	$4,464,353
	Solo Cup Co.
2,663,359	Term Loan, 7.03%, Maturing February 27, 2011	2,690,547
	Wellman, Inc.
2,250,000	Term Loan, 8.25%, Maturing February 10, 2009	2,283,750
		$46,562,547
Clothing/Textiles — 0.2%
	St. John Knits International, Inc.
699,001	Term Loan, 7.06%, Maturing March 23, 2012	709,486
	The William Carter Co.
795,559	Term Loan, 6.49%, Maturing July 14, 2012	804,841
		$1,514,327
Conglomerates — 3.6%
	Amsted Industries, Inc.
1,814,377	Term Loan, 7.10%, Maturing October 15, 2010	1,842,350
	Blount, Inc.
536,141	Term Loan, 7.00%, Maturing August 9, 2010	541,726
	Euramax International, Inc.
687,735	Term Loan, 7.25%, Maturing June 28, 2012	685,443
501,316	Term Loan, 11.54%, Maturing June 28, 2013	473,743
248,684	Term Loan, 11.54%, Maturing June 28, 2013	235,007
	Goodman Global Holdings, Inc.
1,072,020	Term Loan, 6.94%, Maturing December 23, 2011	1,088,770
	Jarden Corp.
1,581,799	Term Loan, 6.28%, Maturing January 24, 2012	1,589,312
2,807,292	Term Loan, 6.53%, Maturing January 24, 2012	2,831,606
	Johnson Diversey, Inc.
3,792,693	Term Loan, 6.78%, Maturing December 16, 2011	3,831,568
	Polymer Group, Inc.
2,575,000	Term Loan, 6.77%, Maturing November 22, 2012	2,605,578
	PP Acquisition Corp.
2,484,409	Term Loan, 7.53%, Maturing November 12, 2011	2,473,023
	Rexnord Corp.
3,291,006	Term Loan, 6.49%, Maturing December 31, 2011	3,333,516
	US Investigations Services, Inc.
698,250	Term Loan, 7.00%, Maturing October 14, 2012	703,050
550,000	Term Loan, 7.04%, Maturing October 14, 2013	553,781
		$22,788,473
Containers and Glass Products — 6.5%
	Berry Plastics Corp.
2,120,065	Term Loan, 6.45%, Maturing December 2, 2011	2,150,541
	BWAY Corp.
510,593	Term Loan, 6.56%, Maturing June 30, 2011	518,093

	Consolidated Container Holding, LLC
$1,182,000	Term Loan, 7.50%, Maturing December 15, 2008	$1,193,081
	Crown America, Inc.
500,000	Revolving Loan, 0.00%, Maturing February 15, 2010 (2)	482,500
625,000	Term Loan, 6.00%, Maturing November 15, 2012	629,883
	Dr. Pepper/Seven Up Bottling Group, Inc.
5,926,371	Term Loan, 6.48%, Maturing December 19, 2010	6,016,007
	Graham Packaging Holdings Co.
4,356,000	Term Loan, 6.84%, Maturing October 7, 2011	4,414,728
2,000,000	Term Loan, 8.81%, Maturing April 7, 2012	2,049,166
	Graphic Packaging International, Inc.
5,427,325	Term Loan, 6.98%, Maturing August 8, 2010	5,517,218
	IPG (US), Inc.
2,157,688	Term Loan, 6.74%, Maturing July 28, 2011	2,190,053
	JSG Acquisitions
1,845,000	Term Loan, 7.24%, Maturing December 31, 2013	1,844,078
1,845,000	Term Loan, 7.74%, Maturing December 13, 2014	1,844,078
	Owens-Illinois, Inc.
1,216,832	Term Loan, 6.18%, Maturing April 1, 2007	1,222,155
788,429	Term Loan, 6.27%, Maturing April 1, 2008	793,233
1,178,229	Term Loan, 6.35%, Maturing April 1, 2008	1,185,961
	Smurfit-Stone Container Corp.
589,195	Term Loan, 4.29%, Maturing November 1, 2010	595,566
4,228,086	Term Loan, 6.71%, Maturing November 1, 2011	4,274,595
1,481,719	Term Loan, 6.73%, Maturing November 1, 2011	1,498,018
673,313	Term Loan, 6.81%, Maturing November 1, 2011	680,719
	U.S. Can Corp.
1,473,750	Term Loan, 8.31%, Maturing January 15, 2010	1,488,488
		$40,588,161
Cosmetics/Toiletries — 0.6%
	American Safety Razor Co.
895,574	Term Loan, 7.15%, Maturing February 28, 2012	909,007
	Prestige Brands, Inc.
1,768,500	Term Loan, 6.31%, Maturing April 6, 2011	1,786,185
	Revlon Consumer Products Corp.
945,000	Term Loan, 10.23%, Maturing July 9, 2010	974,679
		$3,669,871
Drugs — 1.1%
	Patheon, Inc.
1,825,000	Term Loan, 6.91%, Maturing December 14, 2011	1,836,406
	Warner Chilcott Corp.
44,164	Term Loan, 7.36%, Maturing January 31, 2006	44,252
8,833	Term Loan, 0.00%, Maturing June 30, 2006 (2)	8,850
3,112,679	Term Loan, 7.14%, Maturing January 18, 2012	3,129,945

$1,254,258	Term Loan, 7.28%, Maturing January 18, 2012	$1,261,215
579,432	Term Loan, 7.28%, Maturing January 18, 2012	582,646
		$6,863,314
Ecological Services and Equipment — 2.3%
	Alderwoods Group, Inc.
212,883	Term Loan, 6.36%, Maturing September 29, 2009	215,544
	Allied Waste Industries, Inc.
1,310,943	Term Loan, 2.31%, Maturing January 15, 2012	1,323,152
3,376,587	Term Loan, 6.35%, Maturing January 15, 2012	3,406,659
	Envirocare of Utah, LLC
1,420,682	Term Loan, 7.38%, Maturing April 15, 2010	1,439,624
500,000	Term Loan, 10.13%, Maturing April 15, 2012	512,500
	Environmental Systems, Inc.
1,184,107	Term Loan, 8.07%, Maturing December 12, 2008	1,206,680
2,500,000	Term Loan, 14.52%, Maturing December 12, 2010	2,550,000
	IESI Corp.
970,588	Term Loan, 6.56%, Maturing January 20, 2012	984,844
	Sensus Metering Systems, Inc.
315,326	Term Loan, 6.81%, Maturing December 17, 2010	318,775
2,439,130	Term Loan, 6.84%, Maturing December 17, 2010	2,465,810
		$14,423,588
Electronics/Electrical — 3.3%
	AMI Semiconductor, Inc.
2,076,573	Term Loan, 6.06%, Maturing April 1, 2012	2,090,417
	Aspect Software, Inc.
1,150,000	Term Loan, 6.56%, Maturing September 22, 2010	1,160,781
	Avago Technologies Finance PTE
1,225,000	Term Loan, 6.85%, Maturing December 1, 2012	1,229,403
	Communications & Power, Inc.
1,022,222	Term Loan, 6.72%, Maturing July 23, 2010	1,032,018
	Enersys Capital, Inc.
1,083,500	Term Loan, 6.40%, Maturing March 17, 2011	1,096,367
	Fairchild Semiconductor Corp.
1,954,004	Term Loan, 6.31%, Maturing December 31, 2010	1,980,871
	Invensys International Holdings Ltd.
2,128,616	Term Loan, 7.79%, Maturing September 4, 2009	2,155,223
	Rayovac Corp.
3,453,516	Term Loan, 6.91%, Maturing February 7, 2012	3,490,209
	Security Co., Inc.
985,011	Term Loan, 9.50%, Maturing June 30, 2010	992,398
1,000,000	Term Loan, 12.06%, Maturing June 30, 2011	1,013,750
	SSA Global Technologies, Inc.
497,500	Term Loan, 6.52%, Maturing September 22, 2011	501,231
	Telcordia Technologies, Inc.
2,713,266	Term Loan, 6.91%, Maturing September 15, 2012	2,684,437

	Vertafore, Inc.
$500,000	Term Loan, 10.54%, Maturing December 22, 2011	$505,000
	Viasystems, Inc.
491,898	Term Loan, 8.83%, Maturing September 30, 2009	497,432
		$20,429,537
Equipment Leasing — 2.1%
	Ashtead Group, PLC
990,000	Term Loan, 6.13%, Maturing November 12, 2009	1,000,210
	Maxim Crane Works, L.P.
1,450,000	Term Loan, 9.94%, Maturing January 28, 2012	1,490,480
	The Hertz Corp.
468,800	Term Loan, 0.00%, Maturing December 21, 2012 (2)	475,214
400,000	Term Loan, 4.50%, Maturing December 21, 2012	406,136
2,731,200	Term Loan, 6.65%, Maturing December 21, 2012	2,773,099
	United Rentals, Inc.
1,121,250	Term Loan, 4.39%, Maturing February 14, 2011	1,135,266
5,508,141	Term Loan, 6.79%, Maturing February 14, 2011	5,576,993
		$12,857,398
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
1,521,961	Term Loan, 6.28%, Maturing May 15, 2009	1,527,668
		$1,527,668
Financial Intermediaries — 3.1%
	AIMCO Properties, L.P.
1,300,000	Term Loan, 6.35%, Maturing November 2, 2009	1,318,282
2,000,000	Term Loan, 6.42%, Maturing November 2, 2009	2,030,626
	Ameritrade Holding Corp.
4,225,000	Term Loan, 6.04%, Maturing December 31, 2012	4,251,934
	Coinstar, Inc.
576,139	Term Loan, 6.55%, Maturing July 7, 2011	582,260
	Fidelity National Information Solutions, Inc.
6,437,200	Term Loan, 4.51%, Maturing March 9, 2013	6,482,260
	LPL Holdings, Inc.
3,625,000	Term Loan, 7.88%, Maturing June 30, 2013	3,612,918
	The Macerich Partnership, L.P.
1,210,000	Term Loan, 5.94%, Maturing April 25, 2010	1,218,823
		$19,497,103
Food Products — 2.9%
	Acosta, Inc.
1,025,000	Term Loan, 6.82%, Maturing December 6, 2012	1,036,531
	BF Bolthouse HoldCo, LLC
1,150,000	Term Loan, 9.92%, Maturing December 16, 2013	1,178,270
	Chiquita Brands, LLC
1,184,050	Term Loan, 6.56%, Maturing June 28, 2012	1,198,111

	Del Monte Corp.
$873,400	Term Loan, 6.14%, Maturing February 8, 2012	$886,501
	Doane Pet Care Co.
548,625	Term Loan, 6.77%, Maturing October 21, 2012	556,511
	Dole Food Company, Inc.
1,645,279	Term Loan, 6.06%, Maturing April 18, 2012	1,654,093
	Herbalife International, Inc.
251,365	Term Loan, 6.39%, Maturing December 21, 2010	253,774
	Michael Foods, Inc.
4,566,107	Term Loan, 6.66%, Maturing November 21, 2010	4,629,840
	Pinnacle Foods Holdings Corp.
5,061,026	Term Loan, 7.78%, Maturing November 25, 2010	5,133,146
	Reddy Ice Group, Inc.
1,970,000	Term Loan, 6.32%, Maturing August 9, 2012	1,990,317
		$18,517,094
Food Service — 3.2%
	AFC Enterprises, Inc.
1,572,100	Term Loan, 6.81%, Maturing May 11, 2011	1,591,751
	Buffets, Inc.
418,182	Term Loan, 3.60%, Maturing June 28, 2009	422,364
1,987,198	Term Loan, 8.18%, Maturing June 28, 2009	2,007,070
	Burger King Corp.
1,412,900	Term Loan, 6.31%, Maturing June 30, 2012	1,429,678
	Carrols Corp.
2,450,141	Term Loan, 7.00%, Maturing December 31, 2010	2,486,893
	CKE Restaurants, Inc.
343,474	Term Loan, 6.50%, Maturing May 1, 2010	347,338
	Denny’s, Inc.
960,309	Term Loan, 7.61%, Maturing September 30, 2009	979,315
	Domino’s, Inc.
5,702,436	Term Loan, 6.06%, Maturing June 25, 2010	5,770,153
	Gate Gourmet Borrower, LLC
1,415,790	Term Loan, 11.92%, Maturing December 31, 2008	1,419,330
	Jack in the Box, Inc.
2,939,999	Term Loan, 5.92%, Maturing January 8, 2011	2,971,237
	Weight Watchers International, Inc.
913,438	Term Loan, 6.10%, Maturing March 31, 2010	924,475
		$20,349,604
Food/Drug Retailers — 2.2%
	Cumberland Farms, Inc.
852,465	Term Loan, 6.88%, Maturing September 8, 2008	857,261
	General Nutrition Centers, Inc.
1,010,606	Term Loan, 7.49%, Maturing December 7, 2009	1,024,818
1,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	985,000
	Giant Eagle, Inc.
1,850,000	Term Loan, 5.98%, Maturing November 7, 2012	1,861,274

	Roundy’s Supermarkets, Inc.
$3,425,000	Term Loan, 7.46%, Maturing November 3, 2011	$3,416,438
	The Jean Coutu Group (PJC), Inc.
5,024,247	Term Loan, 6.94%, Maturing July 30, 2011	5,089,844
	The Pantry, Inc.
800,000	Term Loan, 6.14%, Maturing January 2, 2012	809,750
		$14,044,385
Forest Products — 2.1%
	Appleton Papers, Inc.
1,857,443	Term Loan, 6.58%, Maturing June 11, 2010	1,878,107
	Boise Cascade Holdings, LLC
2,788,378	Term Loan, 6.29%, Maturing October 29, 2011	2,828,810
	Buckeye Technologies, Inc.
3,111,155	Term Loan, 6.28%, Maturing March 15, 2008	3,139,025
	NewPage Corp.
2,636,750	Term Loan, 7.56%, Maturing May 2, 2011	2,669,709
	RLC Industries Co.
1,108,929	Term Loan, 6.03%, Maturing February 24, 2010	1,115,166
	Xerium Technologies, Inc.
1,394,247	Term Loan, 6.53%, Maturing November 19, 2011	1,395,118
		$13,025,935
Healthcare — 8.1%
	Accellent, Inc.
350,000	Term Loan, 6.39%, Maturing November 22, 2012	353,063
	Alliance Imaging, Inc.
1,119,752	Term Loan, 7.13%, Maturing December 29, 2011	1,122,692
	AMN Healthcare, Inc.
525,000	Term Loan, 6.53%, Maturing November 2, 2011	530,578
	AMR HoldCo, Inc.
1,258,982	Term Loan, 6.71%, Maturing February 10, 2012	1,274,719
	Carl Zeiss Topco GMBH
368,333	Term Loan, 6.95%, Maturing February 28, 2013	371,556
736,667	Term Loan, 7.45%, Maturing February 28, 2014	742,192
375,000	Term Loan, 9.70%, Maturing August 31, 2014	382,031
	Colgate Medical, Ltd.
268,182	Term Loan, 6.60%, Maturing December 30, 2008	269,690
	Community Health Systems, Inc.
7,150,952	Term Loan, 6.16%, Maturing August 19, 2011	7,253,003
	Concentra Operating Corp.
2,394,000	Term Loan, 6.69%, Maturing September 30, 2011	2,426,420
	Conmed Corp.
1,186,009	Term Loan, 6.76%, Maturing December 31, 2007	1,200,339
	Davita Inc.
7,231,875	Term Loan, 6.76%, Maturing October 5, 2012	7,343,644
	Encore Medical IHC, Inc.
1,445,769	Term Loan, 7.49%, Maturing October 4, 2010	1,462,034

	FHC Health Systems, Inc.
$928,571	Term Loan, 10.41%, Maturing December 18, 2009	$947,143
650,000	Term Loan, 12.41%, Maturing December 18, 2009	663,000
500,000	Term Loan, 13.41%, Maturing February 7, 2011	510,000
	Genoa Healthcare Group, LLC
363,181	Term Loan, 7.75%, Maturing August 12, 2012	366,473
	Healthcare Partners, LLC
888,215	Term Loan, 6.89%, Maturing March 2, 2011	896,820
	Healthsouth Corp.
1,391,440	Term Loan, 7.07%, Maturing June 14, 2007	1,397,963
387,752	Term Loan, 2.50%, Maturing March 21, 2010	389,569
	Kinetic Concepts, Inc.
1,965,675	Term Loan, 6.28%, Maturing August 11, 2010	1,989,426
	Leiner Health Products, Inc.
980,075	Term Loan, 7.70%, Maturing May 27, 2011	995,695
	Lifecare Holdings, Inc.
872,813	Term Loan, 6.65%, Maturing August 11, 2012	790,805
	Lifepoint Hospitals, Inc.
3,968,138	Term Loan, 6.19%, Maturing April 15, 2012	3,996,796
	Magellan Health Services, Inc.
1,111,111	Term Loan, 4.28%, Maturing August 15, 2008	1,123,611
1,388,889	Term Loan, 6.74%, Maturing August 15, 2008	1,404,514
	National Mentor, Inc.
1,249,108	Term Loan, 6.81%, Maturing September 30, 2011	1,265,502
	PER-SE Technologies, Inc.
1,000,000	Term Loan, 6.79%, Maturing January 6, 2013	1,011,250
	Renal Advantage, Inc.
349,125	Term Loan, 6.97%, Maturing October 5, 2012	353,271
	Select Medical Holding Corp.
2,182,278	Term Loan, 6.12%, Maturing February 24, 2012	2,164,093
	Sunrise Medical Holdings, Inc.
968,577	Term Loan, 7.65%, Maturing May 13, 2010	969,788
	Talecris Biotherapeutics, Inc.
1,002,425	Term Loan, 7.63%, Maturing March 31, 2010	999,919
	Vanguard Health Holding Co., LLC
2,215,186	Term Loan, 6.95%, Maturing September 23, 2011	2,246,105
	VWR International, Inc.
1,939,933	Term Loan, 7.12%, Maturing April 7, 2011	1,970,852
		$51,184,556
Home Furnishings — 1.6%
	Knoll, Inc.
1,885,275	Term Loan, 6.53%, Maturing October 3, 2012	1,913,260
	National Bedding Company, LLC
550,000	Term Loan, 9.53%, Maturing August 31, 2012	550,688
	Sealy Mattress Co.
2,504,867	Term Loan, 6.14%, Maturing April 6, 2012	2,535,396

	Simmons Co.
$5,102,748	Term Loan, 7.35%, Maturing December 19, 2011	$5,174,508
		$10,173,852
Industrial Equipment — 1.1%
	Alliance Laundry Holdings, LLC
911,550	Term Loan, 6.73%, Maturing January 27, 2012	924,654
	Douglas Dynamics Holdings, Inc.
990,008	Term Loan, 6.28%, Maturing December 16, 2010	997,433
	Flowserve Corp.
2,034,058	Term Loan, 6.36%, Maturing August 10, 2012	2,061,709
	Gleason Corp.
414,820	Term Loan, 6.97%, Maturing July 27, 2011	420,006
1,243,750	Term Loan, 10.04%, Maturing January 31, 2012	1,265,516
	Itron, Inc.
432,432	Term Loan, 6.38%, Maturing December 17, 2010	435,135
	Terex Corp.
796,418	Term Loan, 6.84%, Maturing June 30, 2009	807,867
		$6,912,320
Insurance — 1.1%
	ARG Holdings, Inc.
1,250,000	Term Loan, 11.47%, Maturing November 30, 2012	1,268,750
	CCC Information Services Group, Inc.
1,003,342	Term Loan, 7.31%, Maturing August 20, 2010	1,005,850
	Conseco, Inc.
3,521,069	Term Loan, 6.47%, Maturing June 22, 2010	3,551,878
	U.S.I. Holdings Corp.
1,242,450	Term Loan, 7.07%, Maturing August 11, 2008	1,247,886
		$7,074,364
Leisure Goods/Activities/Movies — 7.8%
	24 Hour Fitness Worldwide, Inc.
1,675,000	Term Loan, 7.62%, Maturing June 8, 2012	1,698,730
	Alliance Atlantis Communications, Inc.
620,313	Term Loan, 6.07%, Maturing December 20, 2011	626,128
	AMF Bowling Worldwide, Inc.
1,762,447	Term Loan, 7.52%, Maturing August 27, 2009	1,778,421
	Cinemark, Inc.
1,965,000	Term Loan, 6.53%, Maturing March 31, 2011	1,993,984
	Fender Musical Instruments Co.
705,000	Term Loan, 8.72%, Maturing March 30, 2012	708,525
	HEI Acquisition, LLC
575,000	Term Loan, 7.08%, Maturing December 31, 2011	581,469
	Mega Blocks, Inc.
1,641,750	Term Loan, 6.44%, Maturing July 26, 2012	1,664,324
	Metro-Goldwyn-Mayer Holdings, Inc.
9,065,000	Term Loan, 6.78%, Maturing April 8, 2012	9,169,039

	Regal Cinemas Corp.
$7,448,084	Term Loan, 6.53%, Maturing November 10, 2010	$7,542,116
	Riddell Bell Holdings, Inc.
493,750	Term Loan, 7.03%, Maturing September 30, 2011	501,979
	Six Flags Theme Parks, Inc.
7,803,784	Term Loan, 6.95%, Maturing June 30, 2009	7,904,383
	Southwest Sports Group, LLC
1,875,000	Term Loan, 7.06%, Maturing December 22, 2010	1,898,438
	Universal City Development Partners, Ltd.
1,841,400	Term Loan, 6.50%, Maturing June 9, 2011	1,864,801
	WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	851,594
9,928,157	Term Loan, 6.50%, Maturing February 28, 2011	10,034,418
	Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, 6.85%, Maturing June 25, 2007	402,718
		$49,221,067
Lodging and Casinos — 5.0%
	Alliance Gaming Corp.
4,935,581	Term Loan, 8.18%, Maturing September 4, 2009	4,943,295
	Ameristar Casinos, Inc.
1,100,000	Term Loan, 5.87%, Maturing November 10, 2012	1,110,141
	CCM Merger, Inc.
2,476,318	Term Loan, 6.49%, Maturing July 13, 2012	2,493,962
	Columbia Entertainment
302,813	Term Loan, 7.03%, Maturing October 24, 2011	305,178
	Globalcash Access, LLC
762,221	Term Loan, 6.82%, Maturing March 10, 2010	772,464
	Green Valley Ranch Gaming, LLC
1,237,501	Term Loan, 6.53%, Maturing December 17, 2011	1,253,743
	Isle of Capri Casinos, Inc.
2,252,250	Term Loan, 6.29%, Maturing February 4, 2011	2,281,529
	Marina District Finance Co., Inc.
2,747,250	Term Loan, 6.31%, Maturing October 20, 2011	2,766,566
	Penn National Gaming, Inc.
6,553,575	Term Loan, 6.34%, Maturing October 3, 2012	6,647,783
	Pinnacle Entertainment, Inc.
700,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	703,063
625,000	Term Loan, 6.49%, Maturing December 14, 2011	631,120
	Resorts International Holdings, LLC
1,069,719	Term Loan, 7.53%, Maturing April 26, 2012	1,051,801
1,346,961	Term Loan, 12.03%, Maturing April 26, 2013	1,220,347
	Venetian Casino Resort, LLC
3,433,304	Term Loan, 6.28%, Maturing June 15, 2011	3,467,369
707,898	Term Loan, 6.28%, Maturing June 15, 2011	714,922

	Wynn Las Vegas, LLC
$1,225,000	Term Loan, 6.69%, Maturing December 14, 2011	$1,239,241
		$31,602,524
Nonferrous Metals/Minerals — 2.0%
	Alpha Natural Resources
875,000	Term Loan, 6.32%, Maturing October 26, 2012	879,557
	Carmeuse Lime, Inc.
606,375	Term Loan, 6.43%, Maturing May 2, 2011	609,407
	Foundation Coal Corp.
1,265,160	Term Loan, 6.35%, Maturing July 30, 2011	1,288,178
	ICG, LLC
172,047	Term Loan, 7.41%, Maturing November 5, 2010	172,477
	International Mill Service, Inc.
2,000,000	Term Loan, 10.53%, Maturing October 26, 2011	2,030,000
	Magnequench International, Inc.
2,041,813	Term Loan, 8.00%, Maturing August 31, 2009	2,046,917
	Murray Energy Corp.
923,025	Term Loan, 7.56%, Maturing January 28, 2010	925,909
	Novelis, Inc.
1,235,079	Term Loan, 6.01%, Maturing January 6, 2012	1,251,097
2,145,705	Term Loan, 6.01%, Maturing January 6, 2012	2,173,533
	Trout Coal Holdings, LLC
1,400,000	Term Loan, 10.83%, Maturing March 23, 2012	1,400,000
		$12,777,075
Oil and Gas — 4.4%
	Coffeyville Resources, LLC
850,000	Term Loan, 11.31%, Maturing June 24, 2013	877,625
	Dresser, Inc.
402,348	Term Loan, 7.07%, Maturing March 31, 2007	409,389
	El Paso Corp.
1,973,625	Term Loan, 4.29%, Maturing November 23, 2009	1,984,316
3,223,588	Term Loan, 7.31%, Maturing November 23, 2009	3,249,331
	Epco Holdings, Inc.
1,885,950	Term Loan, 6.78%, Maturing August 18, 2010	1,913,798
	Key Energy Services, Inc.
1,195,000	Term Loan, 7.68%, Maturing June 30, 2012	1,213,423
	LB Pacific, L.P.
1,511,094	Term Loan, 7.09%, Maturing March 3, 2012	1,533,760
	Lyondell-Citgo Refining, L.P.
2,647,194	Term Loan, 6.53%, Maturing May 21, 2007	2,673,666
	Petroleum Geo-Services ASA
2,375,000	Term Loan, 7.00%, Maturing December 16, 2012	2,406,915
	Targa Resources, Inc.
1,685,000	Term Loan, 6.83%, Maturing October 31, 2007	1,691,319
1,365,968	Term Loan, 4.40%, Maturing October 31, 2012	1,381,335
2,268,347	Term Loan, 6.74%, Maturing October 31, 2012	2,293,866

	Universal Compression, Inc.
$1,027,240	Term Loan, 6.03%, Maturing February 15, 2012	$1,039,438
	Williams Production RMT Co.
4,655,000	Term Loan, 6.72%, Maturing May 30, 2008	4,710,278
		$27,378,459
Publishing — 5.4%
	CBD Media, LLC
2,086,585	Term Loan, 6.99%, Maturing December 31, 2009	2,118,537
	Dex Media East, LLC
5,426,617	Term Loan, 6.19%, Maturing May 8, 2009	5,479,342
	Dex Media West, LLC
4,039,333	Term Loan, 6.25%, Maturing March 9, 2010	4,081,410
	Hanley-Wood, LLC
55,629	Term Loan, 0.00%, Maturing August 1, 2012 (2)	55,930
469,371	Term Loan, 6.56%, Maturing August 1, 2012	471,913
	Herald Media, Inc.
279,852	Term Loan, 7.28%, Maturing July 22, 2011	281,251
625,000	Term Loan, 10.28%, Maturing January 22, 2012	633,203
	Liberty Group Operating, Inc.
1,328,027	Term Loan, 6.69%, Maturing February 28, 2012	1,340,975
	Merrill Communications, LLC
1,313,687	Term Loan, 6.81%, Maturing May 5, 2011	1,330,313
	Nebraska Book Co., Inc.
1,434,450	Term Loan, 6.52%, Maturing March 4, 2011	1,440,726
	R.H. Donnelley Corp.
158,705	Term Loan, 6.27%, Maturing December 31, 2009	159,462
5,294,546	Term Loan, 6.26%, Maturing June 30, 2011	5,340,874
	Source Media, Inc.
1,884,436	Term Loan, 6.85%, Maturing November 8, 2011	1,909,169
	SP Newsprint Co.
3,866,667	Term Loan, 4.56%, Maturing January 9, 2010	3,924,667
1,495,000	Term Loan, 6.81%, Maturing January 9, 2010	1,517,425
	Sun Media Corp.
1,271,767	Term Loan, 6.67%, Maturing February 7, 2009	1,290,313
	Xsys US, Inc.
1,122,229	Term Loan, 6.77%, Maturing December 31, 2012	1,132,517
1,146,271	Term Loan, 7.27%, Maturing December 31, 2013	1,162,510
		$33,670,537
Radio and Television — 6.2%
	Adams Outdoor Advertising, L.P.
1,352,605	Term Loan, 6.62%, Maturing November 18, 2012	1,372,894
	ALM Media Holdings, Inc.
1,121,525	Term Loan, 7.03%, Maturing March 5, 2010	1,121,993
	Block Communications, Inc.
850,000	Term Loan, 6.53%, Maturing December 22, 2011	861,688

	DirecTV Holdings, LLC
$3,896,667	Term Loan, 6.01%, Maturing April 13, 2013	$3,941,416
	Entravision Communications Corp.
1,321,688	Term Loan, 6.03%, Maturing September 29, 2013	1,331,875
	Gray Television, Inc.
1,147,125	Term Loan, 6.03%, Maturing November 22, 2015	1,156,445
	HIT Entertainment, Inc.
1,019,875	Term Loan, 6.86%, Maturing March 20, 2012	1,024,847
	NEP Supershooters, L.P.
1,916,927	Term Loan, 12.53%, Maturing August 3, 2011	1,907,343
	Nexstar Broadcasting, Inc.
1,827,014	Term Loan, 6.28%, Maturing October 1, 2012	1,838,053
1,859,809	Term Loan, 6.28%, Maturing October 1, 2012	1,871,046
	NextMedia Operating, Inc.
130,442	Term Loan, 6.40%, Maturing November 15, 2012	131,448
293,495	Term Loan, 6.47%, Maturing November 15, 2012	295,757
	PanAmSat Corp.
5,077,949	Term Loan, 6.49%, Maturing August 20, 2011	5,143,962
	Patriot Media and Communications CNJ, LLC
500,000	Term Loan, 9.50%, Maturing October 6, 2013	510,938
	Paxson Communcations Corp.
2,500,000	Term Loan, 7.78%, Maturing January 15, 2012	2,507,813
	Rainbow National Services, LLC
2,765,986	Term Loan, 7.19%, Maturing March 31, 2012	2,801,137
	Raycom TV Broadcasting, Inc.
2,275,000	Term Loan, 6.56%, Maturing February 24, 2012	2,283,531
	SFX Entertainment
1,400,000	Term Loan, 6.76%, Maturing June 21, 2013	1,402,188
	Spanish Broadcasting System, Inc.
1,200,000	Term Loan, 8.02%, Maturing June 10, 2013	1,218,250
	Susquchana Media Co.
5,210,625	Term Loan, 6.01%, Maturing March 9, 2012	5,210,625
	Young Broadcasting, Inc.
731,325	Term Loan, 6.70%, Maturing November 3, 2012	733,039
		$38,666,288
Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
683,100	Term Loan, 5.91%, Maturing March 30, 2008	687,156
	Railamerica, Inc.
2,456,718	Term Loan, 6.69%, Maturing September 29, 2011	2,495,615
206,828	Term Loan, 6.69%, Maturing September 29, 2011	210,103
		$3,392,874
Retailers (Except Food and Drug) — 5.6%
	Advance Stores Company, Inc.
1,507,605	Term Loan, 5.95%, Maturing September 30, 2010	1,525,980
896,191	Term Loan, 6.03%, Maturing September 30, 2010	905,153

	Alimentation Couche-Tard, Inc.
$1,200,000	Term Loan, 6.31%, Maturing December 17, 2010	$1,215,000
	American Achievement Corp.
564,950	Term Loan, 6.95%, Maturing March 25, 2011	574,130
	Amscan Holdings, Inc.
1,425,000	Term Loan, 7.51%, Maturing December 23, 2012	1,411,344
	Coinmach Laundry Corp.
3,500,000	Term Loan, 7.125%, Maturing December 15, 2012 (2)	3,555,416
	FGX International, Inc.
590,077	Term Loan, 8.50%, Maturing December 12, 2012	585,651
	FTD, Inc.
2,224,511	Term Loan, 6.90%, Maturing February 28, 2011	2,251,623
	Harbor Freight Tools USA, Inc.
1,944,762	Term Loan, 6.94%, Maturing July 15, 2010	1,967,127
	Home Interiors & Gifts, Inc.
1,077,338	Term Loan, 9.56%, Maturing March 31, 2011	994,741
	Josten’s Corp.
3,894,799	Term Loan, 6.78%, Maturing October 4, 2010	3,951,597
	Mapco Express, Inc.
605,955	Term Loan, 7.26%, Maturing April 28, 2011	613,908
	Mauser Werke GMBH & Co. KG
1,175,000	Term Loan, 7.14%, Maturing December 3, 2011	1,182,344
	Movie Gallery, Inc.
1,059,675	Term Loan, 8.28%, Maturing April 27, 2011	1,014,261
	Neiman Marcus Group, Inc.
925,633	Term Loan, 6.95%, Maturing April 5, 2013	936,891
	Oriental Trading Co., Inc.
887,488	Term Loan, 6.81%, Maturing August 4, 2010	893,774
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2008	537,891
	Rent-A-Center, Inc.
1,979,900	Term Loan, 6.27%, Maturing June 30, 2010	2,002,668
	Savers, Inc.
1,072,221	Term Loan, 7.61%, Maturing August 4, 2009	1,083,614
1,000,000	Term Loan, 12.22%, Maturing August 4, 2010	1,021,250
	School Specialty, Inc.
2,450,000	Term Loan, 8.50%, Maturing April 12, 2006	2,453,063
	Sears Canada, Inc.
900,000	Term Loan, 0.00%, Maturing December 22, 2012 (2)	907,875
	Stewert Enterprises, Inc.
423,842	Term Loan, 5.99%, Maturing November 19, 2011	428,345
	Travelcenters of America, Inc.
3,090,000	Term Loan, 6.28%, Maturing November 30, 2008	3,125,921
		$35,139,567

Steel — 0.1%
	Gibraltar Industries, Inc.
$875,000	Term Loan, 6.28%, Maturing December 8, 2010	$881,563
		$881,563
Surface Transport — 0.5%
	Horizon Lines, LLC
935,750	Term Loan, 6.78%, Maturing July 7, 2011	948,226
	Sirva Worldwide, Inc.
2,039,925	Term Loan, 8.52%, Maturing December 1, 2010	1,963,428
		$2,911,654
Telecommunications — 5.4%
	AAT Communications Corp.
1,230,000	Term Loan, 7.16%, Maturing July 29, 2013	1,245,631
	Alaska Communications Systems Holdings, Inc.
990,000	Term Loan, 6.53%, Maturing February 11, 2012	1,001,261
	Centennial Cellular Operating Co., LLC
4,445,833	Term Loan, 6.62%, Maturing February 9, 2011	4,511,285
	Cincinnati Bell, Inc.
648,375	Term Loan, 5.90%, Maturing August 31, 2012	653,744
	Consolidated Communications, Inc.
2,563,752	Term Loan, 6.24%, Maturing April 14, 2011	2,595,799
	D&E Communications, Inc.
979,815	Term Loan, 6.41%, Maturing December 31, 2011	989,614
	Fairpoint Communications, Inc.
2,980,000	Term Loan, 6.31%, Maturing February 8, 2012	2,990,430
	Hawaiian Telcom Communications, Inc.
750,000	Term Loan, 6.78%, Maturing October 31, 2012	757,266
	Intelsat, Ltd.
1,745,592	Term Loan, 6.31%, Maturing July 28, 2011	1,764,685
	Iowa Telecommunications Services
2,616,000	Term Loan, 6.30%, Maturing November 23, 2011	2,647,065
	IPC Acquisition Corp.
453,664	Term Loan, 7.27%, Maturing August 5, 2011	459,051
	Madison River Capital, LLC
535,000	Term Loan, 6.80%, Maturing July 31, 2012	540,517
	NTelos, Inc.
1,207,800	Term Loan, 7.07%, Maturing February 18, 2011	1,220,482
	Qwest Corp.
4,000,000	Term Loan, 9.22%, Maturing June 4, 2007	4,100,752
	Stratos Global Corp.
1,052,370	Term Loan, 6.81%, Maturing December 3, 2010	1,052,370
	Triton PCS, Inc.
2,766,501	Term Loan, 7.82%, Maturing November 18, 2009	2,781,717
	Valor Telecom Enterprise, LLC
2,873,167	Term Loan, 6.04%, Maturing February 14, 2012	2,886,409

	Westcom Corp.
$813,477	Term Loan, 7.54%, Maturing December 17, 2010	$815,002
1,000,000	Term Loan, 11.79%, Maturing May 17, 2011	1,017,500
		$34,030,580
Utilities — 3.7%
	Allegheny Energy Supply Co., LLC
3,189,189	Term Loan, 5.63%, Maturing July 21, 2011	3,221,080
	Cellnet Technology, Inc.
582,075	Term Loan, 7.53%, Maturing April 26, 2012	590,806
	Cogentrix Delaware Holdings, Inc.
1,038,581	Term Loan, 6.28%, Maturing April 14, 2012	1,051,347
	Covanta Energy Corp.
1,050,407	Term Loan, 4.53%, Maturing June 24, 2012	1,067,476
708,445	Term Loan, 7.52%, Maturing June 24, 2012	719,957
725,000	Term Loan, 10.03%, Maturing June 24, 2013	739,047
	Energy Transfer Company, L.P.
1,597,925	Term Loan, 7.44%, Maturing June 16, 2012	1,603,419
	KGen, LLC
893,250	Term Loan, 7.15%, Maturing August 5, 2011	893,250
	La Paloma Generating Co., LLC
311,030	Term Loan, 6.28%, Maturing August 16, 2012	314,218
24,771	Term Loan, 6.28%, Maturing August 16, 2012	25,025
52,459	Term Loan, 6.32%, Maturing August 16, 2012	52,997
	Mirant North America, LLC
1,100,000	Term Loan, 8.25%, Maturing January 3, 2013	1,108,250
	NRG Energy, Inc.
2,023,982	Term Loan, 4.43%, Maturing December 24, 2011	2,031,361
	Pike Electric, Inc.
667,451	Term Loan, 6.25%, Maturing July 1, 2012	675,794
287,276	Term Loan, 6.25%, Maturing July 1, 2012	290,866
	Plains Resources, Inc.
1,658,701	Term Loan, 6.40%, Maturing August 12, 2011	1,680,472
	Reliant Energy, Inc.
1,377,458	Term Loan, 6.09%, Maturing December 22, 2010	1,376,489
	Texas Genco, LLC
3,504,586	Term Loan, 6.47%, Maturing December 14, 2011	3,511,157
1,451,202	Term Loan, 6.47%, Maturing December 14, 2011	1,453,923
	Wolf Hollow I LP
400,000	Term Loan, 6.68%, Maturing June 22, 2012	404,500
400,000	Term Loan, 6.75%, Maturing June 22, 2012	404,500
		$23,215,934
Total Senior Floating Rate Interests (identified cost $857,318,449)		$863,928,703

Corporate Bonds & Notes — 15.5%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$840	9.25%, 6/1/11	$896,700
	DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	81,600
	Sequa Corp.
500	8.875%, 4/1/08	532,500
		$1,510,800
Air Transport — 0.3%
	American Airlines
750	7.80%, 10/1/06	745,105
	AMR Corp.
70	9.00%, 8/1/12	64,137
	Continental Airlines
510	7.033%, 6/15/11	470,400
	Delta Airlines Notes
1,000	7.90%, 12/15/09 (3)	245,000
		$1,524,642
Automotive — 0.9%
	Altra Industrial Motion, Inc.
60	9.00%, 12/1/11 (4)	59,850
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13 (4)	101,500
	Dana Credit Corp.
100	8.375%, 8/15/07 (4)	94,000
	Ford Motor Credit Co.
200	6.50%, 1/25/07	197,894
715	7.375%, 10/28/09	669,481
340	7.875%, 6/15/10	320,221
	Ford Motor Credit Co., Variable Rate
990	7.26%, 11/2/07	970,646
	General Motors Acceptance Corp.
240	6.125%, 9/15/06	237,490
40	7.00%, 2/1/12	38,134
1,000	8.00%, 11/1/31	1,022,435
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,320	9.75%, 11/1/13	1,148,400
	Metaldyne Corp.
270	10.00%, 11/1/13	248,400
	Tenneco Automotive, Inc., Series B
255	10.25%, 7/15/13	286,875

	Tenneco Automotive, Inc., Sr. Sub. Notes
$255	8.625%, 11/15/14	$257,550
	Visteon Corp., Sr. Notes
180	8.25%, 8/1/10	152,550
		$5,805,426
Brokers/Dealers/Investment Houses — 0.0%
	E*Trade Financial Corp., Sr. Notes
75	8.00%, 6/15/11	78,375
	Residential Capital Corp.
155	6.875%, 6/30/15 (4)	166,883
		$245,258
Building and Development — 0.7%
	Coleman Cable, Inc., Sr. Notes
105	9.875%, 10/1/12	87,675
	Collins & Aikman Floor Cover
300	9.75%, 2/15/10	277,500
	General Cable Corp., Sr. Notes
115	9.50%, 11/15/10	123,050
	Interface, Inc.
500	10.375%, 2/1/10	546,250
	Interline Brands, Inc., Sr. Sub. Notes
487	11.50%, 5/15/11	543,005
	MAAX Corp., Sr. Sub. Notes
115	9.75%, 6/15/12	97,175
	Mueller Group, Inc., Sr. Sub. Notes
635	10.00%, 5/1/12	676,275
	Mueller Holdings, Inc., Disc. Notes
295	14.75%, 4/15/14	227,150
	Nortek, Inc., Sr. Sub Notes
465	8.50%, 9/1/14	454,537
	NTK Holdings, Inc., Sr. Disc. Notes
225	10.75%, 3/1/14	144,844
	Panolam Industries International, Sr. Sub. Notes
270	10.75%, 10/1/13 (4)	257,175
	Ply Gem Industries, Inc., Sr. Sub. Notes
160	9.00%, 2/15/12 (4)	139,200
	RMCC Acquisition Co., Sr. Sub. Notes
580	9.50%, 11/1/12 (4)	591,600
	Stanley-Martin Co.
80	9.75%, 8/15/15 (4)	74,400
		$4,239,836
Business Equipment and Services — 0.8%
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
185	9.25%, 2/15/13 (4)	180,375

	Knowledge Learning Center, Sr. Sub. Notes
$160	7.75%, 2/1/15 (4)	$153,600
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
40	9.875%, 8/15/11	41,700
	NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes
288	11.75%, 1/1/12 (5)	288,585
	Quintiles Transnational Corp., Sr. Sub. Notes
2,000	10.00%, 10/1/13	2,230,000
	Safety Products Holdings, Sr. Notes (PIK)
95	11.75%, 1/1/12 (4)(5)	95,514
	Sungard Data Systems, Inc., Sr. Notes
400	9.125%, 8/15/13 (4)	418,000
	Sungard Data Systems, Inc., Sr. Notes, Variable Rate
100	8.525%, 8/15/13 (4)	104,250
	Sungard Data Systems, Inc., Sr. Sub. Notes
940	10.25%, 8/15/15 (4)	949,400
	United Rentals North America, Inc.
75	6.50%, 2/15/12	74,250
	United Rentals North America, Inc., Sr. Sub. Notes
700	7.00%, 2/15/14	666,750
		$5,202,424
Cable and Satellite Television — 0.6%
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13 (4)	704,450
	CSC Holdings, Inc., Sr. Notes, Series B
100	7.625%, 4/1/11	100,625
	CSC Holdings, Inc., Sr. Sub. Notes
475	10.50%, 5/15/16	507,656
	Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	423,000
	Kabel Deutschland GMBH
485	10.625%, 7/1/14 (4)	511,675
	UGS Corp.
1,060	10.00%, 6/1/12	1,171,300
		$3,418,706
Chemicals and Plastics — 1.0%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
312	9.625%, 6/15/14	347,880
	Borden U.S. Finance / Nova Scotia Finance, Sr. Notes
175	9.00%, 7/15/14 (4)	178,500
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
312	10.50%, 10/1/14	232,440
	Huntsman, LLC
272	11.625%, 10/15/10	312,800

	Inoes Group Holdings PLC
$590	8.50%, 2/15/16 (4)	$590,000
	Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,062,285
	Nalco Co., Sr. Sub. Notes
605	8.875%, 11/15/13	635,250
	Nova Chemicals Corp., Sr. Notes, Variable Rate
295	7.561%, 11/15/13 (4)	300,162
	OM Group, Inc.
1,765	9.25%, 12/15/11	1,773,825
	Polyone Corp., Sr. Notes
435	10.625%, 5/15/10	464,906
60	8.875%, 5/1/12	58,800
	PQ Corp.
80	7.50%, 2/15/13 (4)	75,800
	Rhodia SA, Sr. Notes
72	10.25%, 6/1/10	80,100
	Solo Cup Co., Sr. Sub. Notes
235	8.50%, 2/15/14	208,562
		$6,321,310
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
665	12.25%, 12/15/12	758,100
430	9.75%, 1/15/15	455,262
	Levi Strauss & Co., Sr. Notes, Variable Rate
185	9.28%, 4/1/12	190,550
	Oxford Industries, Inc., Sr. Notes
570	8.875%, 6/1/11	586,387
	Perry Ellis International, Inc., Sr. Sub. Notes
185	8.875%, 9/15/13	183,612
	Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	158,875
	Quiksilver, Inc.
140	6.875%, 4/15/15 (4)	135,100
		$2,467,886
Conglomerates — 0.1%
	Amsted Industries, Inc., Sr. Notes
615	10.25%, 10/15/11 (4)	664,200
	Goodman Global Holdings, Sr. Notes, Variable Rate
160	7.491%, 6/15/12 (4)	161,400
		$825,600
Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
315	8.50%, 8/1/14	311,850

	Pliant Corp. (PIK)
$900	11.625%, 6/15/09 (4)(5)	$970,068
		$1,281,918
Cosmetics/Toiletries — 0.1%
	Aearo Co. I, Sr. Sub. Notes
155	8.25%, 4/15/12	158,875
	Samsonite Corp., Sr. Sub. Notes
225	8.875%, 6/1/11 (6)	238,500
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
105	9.50%, 4/1/11	113,662
		$511,037
Ecological Services and Equipment — 0.1%
	Aleris International, Inc.
240	10.375%, 10/15/10	265,200
213	9.00%, 11/15/14	223,650
	Waste Services, Inc., Sr. Sub Notes
390	9.50%, 4/15/14	395,850
		$884,700
Electronics/Electrical — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
580	7.75%, 11/1/12	613,350
	Amkor Technologies, Inc., Sr. Notes
130	7.125%, 3/15/11	115,700
515	7.75%, 5/15/13	455,775
	CPI Holdco, Inc., Sr. Notes, Variable Rate
95	9.672%, 2/1/15	97,850
	Stratus Technologies, Inc., Sr. Notes
175	10.375%, 12/1/08	182,875
		$1,465,550
Equipment Leasing — 0.2%
	The Hertz Corp., Sr. Notes
785	8.875%, 1/1/14 (4)	814,437
	The Hertz Corp., Sr. Sub. Notes
480	10.50%, 1/1/16 (4)	504,000
		$1,318,437
Financial Intermediaries — 1.6%
	Alzette, Variable Rate
750	8.691%, 12/15/20 (4)	769,219
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	6.344%, 2/24/19 (4)	760,722
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	6.55%, 4/15/19 (4)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	6.65%, 1/15/19 (4)	1,003,880

	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
$1,000	6.782%, 8/11/16 (4)	$1,000,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.957%, 3/8/17	1,018,750
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.207%, 7/17/19	745,725
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.21%, 7/30/16 (4)	1,528,710
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	6.94%, 7/27/16 (4)	1,000,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	6.55%, 3/21/17 (4)	1,003,100
		$9,830,106
Food Products — 0.5%
	American Seafoods Group, LLC
30	10.125%, 4/15/10	31,725
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
400	11.50%, 11/1/11	324,000
	Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	328,000
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,185	8.25%, 12/1/13	2,113,987
	United Agricultural Products, Sr. Notes
86	8.25%, 12/15/11	91,697
		$2,889,409
Food Service — 0.0%
	EPL Finance Corp., Sr. Notes
210	11.75%, 11/15/13 (4)	214,200
		$214,200
Food/Drug Retailers — 0.1%
	Rite Aid Corp.
345	7.125%, 1/15/07	347,587
330	6.125%, 12/15/08 (4)	316,800
190	8.125%, 5/1/10	194,750
		$859,137
Forest Products — 0.5%
	Caraustar Industries, Inc., Sr. Sub. Notes
255	9.875%, 4/1/11	269,344
	Georgia-Pacific Corp.
65	9.50%, 12/1/11	70,037
	JSG Funding PLC, Sr. Notes
325	9.625%, 10/1/12	337,187
	Newark Group, Inc., Sr. Sub. Notes
470	9.75%, 3/15/14	418,300

	NewPage Corp.
$525	10.00%, 5/1/12	$532,875
	Stone Container Corp., Sr. Notes
820	9.25%, 2/1/08	846,650
	Stone Container Finance Canada
1,030	7.375%, 7/15/14	924,425
		$3,398,818
Healthcare — 0.9%
	Accellent, Inc.
355	10.50%, 12/1/13 (4)	372,750
	AMR HoldCo, Inc., Sr. Sub. Notes
295	10.00%, 2/15/15 (4)	315,650
	CDRV Investors, Inc., Sr. Disc. Notes
40	9.625%, 1/1/15	26,100
	Healthsouth Corp., Sr. Notes
280	7.375%, 10/1/06	282,800
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12	1,557,175
	National Mentor, Inc.
225	9.625%, 12/1/12 (4)	239,625
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13 (4)	196,950
	Service Corp. International, Sr. Notes
400	7.00%, 6/15/17 (4)	408,000
	Tenet Healthcare Corp., Sr. Notes
500	9.25%, 2/1/15 (4)	492,500
	US Oncology, Inc.
220	9.00%, 8/15/12	234,850
425	10.75%, 8/15/14	471,750
	Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes
475	9.00%, 10/1/14	503,500
	Ventas Realty LP/ Ventas Capital Corp.
140	7.125%, 6/1/15	147,175
	VWR International, Inc., Sr. Sub. Notes
385	8.00%, 4/15/14	383,556
		$5,632,381
Home Furnishings — 0.0%
	Fedders North America, Inc.
240	9.875%, 3/1/14	147,600
		$147,600
Industrial Equipment — 0.3%
	Case New Holland, Inc., Sr. Notes
40	9.25%, 8/1/11	43,000
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15 (4)	202,313

	Milacron Escrow Corp.
$355	11.50%, 5/15/11	$322,163
	Thermadyne Holdings Corp., Sr. Sub. Notes
1,345	9.25%, 2/1/14	1,190,325
		$1,757,801
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
195	11.00%, 2/1/16 (4)	195,975
	AMC Entertainment, Inc., Sr. Sub. Notes
210	9.875%, 2/1/12	200,550
	AMC Entertainment, Inc., Variable Rate
60	8.59%, 8/15/10	61,951
	Marquee Holdings, Inc., Sr. Disc. Notes
590	12.00%, 8/15/14 (4)	362,850
	Six Flags Theme Parks, Inc., Sr. Notes
685	8.875%, 2/1/10	698,700
	Universal City Development Partners, Sr. Notes
245	11.75%, 4/1/10	273,788
	Universal City Florida Holding, Sr. Notes, Variable Rate
440	9.00%, 5/1/10	444,400
		$2,238,214
Lodging and Casinos — 0.9%
	CCM Merger, Inc.
115	8.00%, 8/1/13 (4)	112,700
	Chukchansi EDA, Sr. Notes, Variable Rate
280	8.06%, 11/15/12 (4)	287,700
	Felcor Lodging L.P., Sr. Notes, Variable Rate
140	8.83%, 6/1/11	146,300
	Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13 (4)	200,000
	Host Marriot L.P., Series O
30	6.375%, 3/15/15	29,775
	Inn of the Mountain Gods, Sr. Notes
525	12.00%, 11/15/10	515,813
	Kerzner International, Sr. Sub Notes
1,080	6.75%, 10/1/15 (4)	1,058,400
	Majestic Star Casino, LLC
190	9.50%, 10/15/10	203,775
245	9.75%, 1/15/11 (4)	251,738
	Meristar Hospitality Corp.
165	9.00%, 1/15/08	171,600
125	9.125%, 1/15/11	135,938
	Meristar Hospitality Operations / Finance
275	10.50%, 6/15/09	290,125
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	100,581

	OED Corp./Diamond Jo, LLC
$355	8.75%, 4/15/12	$349,675
	San Pasqual Casino
305	8.00%, 9/15/13 (4)	310,338
	Trump Entertainment Resorts, Inc.
840	8.50%, 6/1/15	830,550
	Tunica-Biloxi Gaming Authority, Sr. Notes
240	9.00%, 11/15/15 (4)(5)	244,500
	Waterford Gaming, LLC, Sr. Notes
40	8.625%, 9/15/12 (4)	42,800
	Wynn Las Vegas, LLC/Corp.
105	6.625%, 12/1/14	102,769
		$5,385,077
Nonferrous Metals/Minerals — 0.1%
	Alpha Natural Resources, Sr. Notes
135	10.25%, 6/1/12	149,175
	Novelis, Inc., Sr. Notes
305	7.50%, 2/15/15 (4)	289,750
		$438,925
Oil and Gas — 0.6%
	Allis-Chalmers Energy, Inc., Sr. Notes
255	9.00%, 1/15/14 (4)	257,550
	Aventine Renewable Energy Holdings, Inc., Variable Rate
100	10.491%, 12/15/11 (4)	104,500
	Clayton Williams Energy, Inc.
115	7.75%, 8/1/13	113,706
	Copano Energy, LLC
70	8.125%, 3/1/16 (4)	70,000
	Denbury Resources, Inc., Sr. Sub. Notes
100	7.50%, 12/15/15	104,250
	El Paso Corp.
225	9.625%, 5/15/12 (4)	255,938
	El Paso Production Holding Co.
50	7.75%, 6/1/13	53,125
	Encore Acquisition Co., Sr. Sub Notes
235	7.25%, 12/1/17	237,350
	Giant Industries
225	8.00%, 5/15/14	235,125
	Hanover Compressor Co., Sr. Sub. Notes
680	0.00%, 3/31/07	620,500
	Ocean Rig Norway AS, Sr. Notes
100	8.375%, 7/1/13 (4)	107,500
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	112,750

	Petrobras International Finance Co.
$50	7.75%, 9/15/14	$54,875
	Semgroup L.P., Sr. Notes
260	8.75%, 11/15/15 (4)	269,100
	Transmontaigne, Inc., Sr. Sub. Notes
175	9.125%, 6/1/10	179,375
	United Refining Co., Sr. Notes
410	10.50%, 8/15/12	440,750
	Verasun Energy Corp.
305	9.875%, 12/15/12 (4)	314,150
	Williams Cos., Inc. (The)
80	8.75%, 3/15/32	95,600
		$3,626,144
Publishing — 0.5%
	American Media Operations, Inc., Series B
745	10.25%, 5/1/09	685,400
	CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	127,031
	Dex Media West, LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	96,461
	Houghton Mifflin Co., Sr. Sub. Notes
1,245	9.875%, 2/1/13	1,350,825
	R.H. Donnelley Corp., Sr. Disc. Notes
210	6.875%, 1/15/13 (4)	193,200
380	6.875%, 1/15/13 (4)	350,550
	R.H. Donnelley Corp., Sr. Notes
590	8.875%, 1/15/16 (4)	599,588
		$3,403,055
Radio and Television — 0.7%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,098,750
	CanWest Media, Inc.
464	8.00%, 9/15/12	471,900
	Emmis Communications Corp., Sr. Notes, Variable Rate
1,029	10.366%, 6/15/12	1,035,000
	LBI Media, Inc.
165	10.125%, 7/15/12	176,344
	Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes
95	11.375%, 4/1/13	73,506
	Quebecor Media, Sr. Notes
30	7.75%, 3/15/16 (4)	30,750
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (4)	193,725

	Rainbow National Services, LLC, Sr. Sub. Debs.
$645	10.375%, 9/1/14 (4)	$725,625
	Sirius Satellite Radio, Sr. Notes
680	9.625%, 8/1/13	671,500
		$4,477,100
Rail Industries — 0.0%
	TFM SA de C.V., Sr. Notes
85	12.50%, 6/15/12	96,900
		$96,900
Retailers (Except Food and Drug) — 0.5%
	Affinity Group, Inc., Sr. Sub. Notes
1,190	9.00%, 2/15/12	1,175,125
	GSC Holdings Corp.
935	8.00%, 10/1/12 (4)	912,794
	GSC Holdings Corp., Variable Rate
365	8.405%, 10/1/11 (4)	370,475
	Neiman Marcus Group, Inc., Sr. Notes
290	9.00%, 10/15/15 (4)	302,325
	Neiman Marcus Group, Inc., Sr. Sub. Notes
445	10.375%, 10/15/15 (4)	461,131
		$3,221,850
Steel — 0.0%
	Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	229,845
		$229,845
Surface Transport — 0.1%
	Horizon Lines, LLC
217	9.00%, 11/1/12	230,291
	Quality Distribution LLC/ QD Capital Corp., Variable Rate
130	9.10%, 1/15/12 (4)	123,988
		$354,279
Telecommunications — 1.7%
	AirGate PCS, Inc., Variable Rate
105	8.35%, 10/15/11	109,200
	Alamosa Delaware, Inc., Sr. Notes
515	11.00%, 7/31/10	579,375
	Centennial Cellular Operating Co., Sr. Notes
205	10.125%, 6/15/13	225,500
	Centennial Communications Corp., Sr. Notes, Variable Rate
195	10.25%, 1/1/13 (4)	200,363
	Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12 (4)	211,000
	Inmarsat Finance PLC
269	7.625%, 6/30/12	278,079

	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
$485	9.614%, 1/15/12 (4)	$495,913
	Intelsat Ltd., Sr. Notes
1,085	5.25%, 11/1/08	998,200
	IWO Holdings, Inc.
200	10.75%, 1/15/15	148,500
	LCI International, Inc., Sr. Notes
345	7.25%, 6/15/07	349,313
	New Skies Satellites NV, Sr. Notes
440	9.125%, 11/1/12	473,000
	New Skies Satellites NV, Sr. Notes, Variable Rate
195	9.573%, 11/1/11	204,263
	Qwest Communications International, Inc.
95	7.25%, 2/15/11	95,950
	Qwest Communications International, Inc., Sr. Notes
690	7.50%, 2/15/14 (4)	700,350
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15 (4)	147,875
	Qwest Corp., Sr. Notes, Variable Rate
925	7.741%, 6/15/13 (4)	1,002,469
	Rogers Wireless, Inc.
305	7.50%, 3/15/15	332,450
	Rogers Wireless, Inc., Sr. Sub. Notes
170	8.00%, 12/15/12	181,050
	Rogers Wireless, Inc., Variable Rate
1,453	7.616%, 12/15/10	1,505,671
	Rural Cellular Corp., Variable Rate
2,000	8.991%, 3/15/10	2,065,000
	UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	435,488
		$10,739,009
Utilities — 0.3%
	Dynegy Holdings, Inc. Debs.
390	7.625%, 10/15/26	378,300
	Mirant North America, LLC, Sr. Notes
160	7.375%, 12/31/13 (4)	163,600
	Mission Energy Holding Co.
215	13.50%, 7/15/08	249,400
	NRG Energy, Inc.
302	8.00%, 12/15/13	338,240
	NRG Energy, Inc., Sr. Notes
585	7.375%, 2/1/16	598,163
		$1,727,703
Total Corporate Bonds & Notes (identified cost, $97,420,117)		$97,691,083

Convertible Bonds — 0.1%

Shares/Rights	Security	Value
Aerospace and Defense — 0.1%
310,000	L-3 Communications Corp. (4)	$320,075
		$320,075
Electronics / Electrical — 0.0%
105,000	Amkor Technologies, Inc.	$104,738
35,000	Nortel Networks Ltd.	33,381
		$138,119
Total Convertible Bonds (identified cost, $450,868)		$458,194

Common Stocks — 0.1%

Shares	Security	Value
Lodging and Casinos — 0.1%
33,486	Trump Entertainment Resorts, Inc. (6)	$656,828
		$656,828
Telecommunications — 0.0%
98	Crown Castle International Corp. (6)	$3,099
		$3,099
Total Common Stocks (identified cost, $415,932)		$659,927

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Telecommunications — 0.0%
934	Crown Castle International Corp., (PIK), 6.25%	$52,304
Total Convertible Preferred Stocks (identified cost, $44,588)		$52,304

Closed-End Investment Companies — 3.6%

Shares	Security	Value
87,500	Citigroup Investments Corporate Loan Fund, Inc.	$1,139,250
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,186,250
20,000	Floating Rate Income Strategies Fund II, Inc.	352,800
25,000	Floating Rate Income Strategies Fund, Inc.	443,250
895,800	ING Prime Rate Trust	6,216,852
130,000	Pioneer Floating Rate Trust	2,263,300
1,197,000	Van Kampen Senior Income Trust	9,719,640
Total Closed-End Investment Companies (identified cost, $23,835,934)		$22,321,342

Miscellaneous — 0.0%

Shares	Security	Value
Lodging and Casinos — 0.0%
535,000	Trump Atlantic City (5)(6)	$20,597
Total Miscellaneous (identified cost, $0)		$20,597

Commercial Paper — 5.9%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$20,000,000	02/01/06	HSBC Finance Corp.	4.50%	$20,000,000
12,696,000	02/02/06	Old Line Funding LLC	4.32%	12,694,476
4,594,000	02/06/06	Yorktown Capital, LLC	4.50%	4,591,129
Total Commercial Paper (at amortized cost, $37,285,605)				$37,285,605

Short-Term Investments — 0.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	02/01/06	Investors Bank and Trust Company Time Deposit	4.51%	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)				$2,000,000
Gross Investments — 162.9% (identified cost, $1,018,771,493)				$1,024,417,755
Less Unfunded Loan Commitments — (1.3)%				$(8,055,491)
Net Investments — 161.6% (identified cost, $1,010,716,002)				$1,016,362,264
Other Assets, Less Liabilities — 1.1%				$6,926,970
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.7)%				$(394,285,038)
Net Assets Applicable to Common Shares — 100.0%				$629,004,196

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Security is in default and making only partial interest payments.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $32,061,243 or 5.1% of the net assets.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Non-income producing security.

A summary of financial instruments at January 31, 2006 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
$2,000,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/9/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$(31,667)
$2,000,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/27/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$(27,061)
$2,000,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(13,227)

At January 31, 2006, the Trust had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,011,685,287
Gross unrealized appreciation	$9,429,723
Gross unrealized depreciation	(4,752,746)
Net unrealized appreciation	$4,676,977

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 24, 2006